Acquisition of Business (Details)			0 Months Ended		9 Months Ended	12 Months Ended	0 Months Ended					0 Months Ended		0 Months Ended
	Jul. 29, 2013 Dorian Holdings Common stock USD ($)	Jul. 29, 2013 Dorian Holdings Common stock NOK	Jul. 29, 2013 Business combination USD ($)	Jul. 29, 2013 Business combination USD ($)	Mar. 31, 2014 Business combination Predecessor USD ($)	Mar. 31, 2013 Business combination Predecessor USD ($)	Jul. 29, 2013 Business combination Dorian Holdings USD ($)	Jul. 29, 2013 Business combination Dorian Holdings USD ($)	Jul. 29, 2013 Business combination Dorian Holdings CNML	Jul. 29, 2013 Business combination Dorian Holdings CJNP	Jul. 29, 2013 Business combination Dorian Holdings CMNL	Jul. 29, 2013 Business combination Dorian Holdings Other subsidiaries USD ($) item	Jul. 29, 2013 Business combination Dorian Holdings Other subsidiaries	Jul. 29, 2013 Business combination Dorian Holdings Common stock	Jul. 29, 2013 Business combination Affiliates of Dorian Holdings Grendon Tanker LLC USD ($)	Jul. 29, 2013 Business combination Affiliates of Dorian Holdings Grendon Tanker LLC USD ($)
Acquisition of business
Interest transferred to Dorian LPG Ltd. (as a percent)									100.00%	100.00%	100.00%		100.00%			100.00%
Number of entities which are party to contract for construction of VLGC												2
Number of VLGC vessels acquired												1
Number of VLGCs with option rights to construct												1.5
Amount paid for LPG coolant on board							$ 2,300,000
Amount paid to reimburse for an advance for vessels under construction							7,400,000
Fair value of total consideration
Cash			16,405,396				9,732,911								6,625,000
Cash acquired from acquisition												2,670,000
Equity instruments			59,092,499				59,092,499
Total consideration			75,497,895				68,825,410								6,672,485
Number of shares acquired in exchange of common stock														4,667,135
Fair value of identifiable assets and liabilities acquired:
Cash				2,672,500				2,672,500
Vessels				201,082,529				194,457,529								6,625,000
Inventories on board the vessels				1,455,107				1,407,622								47,485
Newbuilding vessels contracted for construction				17,593,130				17,593,130
Other assets - Vessel purchase options				4,605,000				4,605,000
Long term bank debt				(135,224,500)				(135,224,500)
Interest rate swaps				(16,685,871)				(16,685,871)
Net assets acquired - fair value				75,497,895				68,825,410
Value of common stock (per share)	$ 12.66	75.00
Pro forma Information
Revenue relating to the Predecessor operations since acquisition date					29,633,700
Net income relating to the Predecessor operations since acquisition date					3,152,335
Net revenues					45,017,000	38,662,000
Net income/ (loss)					$ 6,613,000	$ (6,639,000)